Earnings Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Diluted	2,806,083	2,377,691
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	192,672	63,236